Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI ASSET ALLOCATION TRUST
Entity Central Index Key	0001003632
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000015968
Shareholder Report [Line Items]
Fund Name	Defensive Strategy Fund
Class Name	Class F
Trading Symbol	SNSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class F Shares	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
AssetsNet	$ 8,747,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,747	11	$-	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	29.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	15.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	7.3%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

C000015969
Shareholder Report [Line Items]
Fund Name	Defensive Strategy Fund
Class Name	Class I
Trading Symbol	SEDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class I Shares	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 8,747,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,747	11	$-	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	29.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	15.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	7.3%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

C000015961
Shareholder Report [Line Items]
Fund Name	Defensive Strategy Allocation Fund
Class Name	Class F
Trading Symbol	STDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Defensive Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Allocation Fund, Class F Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 1,650,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,650	2	$-	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	80.7%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	19.3%
Footnote	Description
Footnote**	Affiliated Investment

C000015964
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class F
Trading Symbol	SVSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class F Shares	$13	0.26%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%
AssetsNet	$ 29,685,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$29,685	16	$-	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	17.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.6%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	3.4%
Footnote	Description
Footnote**	Affiliated Investment

C000093799
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class D
Trading Symbol	SSTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class D Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class D Shares	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 29,685,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$29,685	16	$-	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	17.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.6%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	3.4%
Footnote	Description
Footnote**	Affiliated Investment

C000015965
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class I
Trading Symbol	SICIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class I Shares	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 29,685,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$29,685	16	$-	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	17.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.6%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	3.4%
Footnote	Description
Footnote**	Affiliated Investment

C000015959
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Conservative Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Allocation Fund, Class F Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 14,767,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$14,767	4	$-	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	33.0%
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl YFootnote Reference**	31.4%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	20.0%
SEI Institutional Managed Trust Real Estate Fund, Cl YFootnote Reference**	15.6%
Footnote	Description
Footnote**	Affiliated Investment

C000015956
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class F
Trading Symbol	SMOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class F Shares	$16	0.31%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 78,764,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$78,764	20	$-	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.8%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	5.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	4.8%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	4.0%
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
Footnote	Description
Footnote**	Affiliated Investment

C000093798
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class D
Trading Symbol	SMSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class D Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class D Shares	$55	1.07%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07% [1]
AssetsNet	$ 78,764,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$78,764	20	$-	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.8%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	5.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	4.8%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	4.0%
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
Footnote	Description
Footnote**	Affiliated Investment

C000015957
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class I
Trading Symbol	SMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class I Shares	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 78,764,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$78,764	20	$-	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.8%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	5.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	4.8%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	4.0%
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
Footnote	Description
Footnote**	Affiliated Investment

C000015963
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SXMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Moderate Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Allocation Fund, Class F Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 40,894,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$40,894	6	$-	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl YFootnote Reference**	46.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	18.0%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	14.5%
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	10.5%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	5.5%
SEI Institutional Managed Trust Real Estate Fund, Cl YFootnote Reference**	5.5%
Footnote	Description
Footnote**	Affiliated Investment

C000015946
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class F
Trading Symbol	SSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class F Shares	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 106,698,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$106,698	12	$-	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	21.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	13.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.9%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	8.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	6.2%
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	6.2%
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETFFootnote Reference**	6.1%
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETFFootnote Reference**	3.3%
Footnote	Description
Footnote**	Affiliated Investment

C000093796
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class D
Trading Symbol	SASDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class D Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class D Shares	$59	1.10%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
AssetsNet	$ 106,698,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$106,698	12	$-	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	21.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	13.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.9%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	8.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	6.2%
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	6.2%
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETFFootnote Reference**	6.1%
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETFFootnote Reference**	3.3%
Footnote	Description
Footnote**	Affiliated Investment

C000015947
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class I
Trading Symbol	SEAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class I Shares	$33	0.60%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
AssetsNet	$ 106,698,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$106,698	12	$-	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	21.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	13.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.9%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	8.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	6.2%
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	6.2%
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETFFootnote Reference**	6.1%
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETFFootnote Reference**	3.3%
Footnote	Description
Footnote**	Affiliated Investment

C000015958
Shareholder Report [Line Items]
Fund Name	Tax-Managed Aggressive Strategy Fund
Class Name	Class F
Trading Symbol	SISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Aggressive Strategy Fund, Class F Shares	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 90,766,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$90,766	6	$-	2%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	56.1%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.1%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	13.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	7.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

C000015966
Shareholder Report [Line Items]
Fund Name	Core Market Strategy Fund
Class Name	Class F
Trading Symbol	SOKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class F Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 36,367,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$36,367	16	$-	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	25.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	12.1%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	9.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.7%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	5.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	4.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	4.5%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	4.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

C000015967
Shareholder Report [Line Items]
Fund Name	Core Market Strategy Fund
Class Name	Class I
Trading Symbol	SCMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class I Shares	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 36,367,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$36,367	16	$-	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	25.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	12.1%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	9.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.7%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	5.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	4.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	4.5%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	4.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

C000015960
Shareholder Report [Line Items]
Fund Name	Core Market Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SKTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Core Market Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Allocation Fund, Class F Shares	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 20,424,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$20,424	6	$-	2%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	56.1%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.0%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	7.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

C000015954
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Fund
Class Name	Class F
Trading Symbol	SRWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class F Shares	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 105,673,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$105,673	16	$-	8%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.4%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	13.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	12.0%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.1%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.6%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	5.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	4.2%
Footnote	Description
Footnote**	Affiliated Investment

C000093797
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Fund
Class Name	Class D
Trading Symbol	SMKDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class D Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class D Shares	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 105,673,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$105,673	16	$-	8%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.4%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	13.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	12.0%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.1%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.6%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	5.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	4.2%
Footnote	Description
Footnote**	Affiliated Investment

C000015955
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Fund
Class Name	Class I
Trading Symbol	SMGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class I Shares	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 105,673,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$105,673	16	$-	8%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.4%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	13.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	12.0%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.1%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.6%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	5.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	4.2%
Footnote	Description
Footnote**	Affiliated Investment

C000015962
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Allocation Fund, Class F Shares	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
AssetsNet	$ 134,213,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$134,213	6	$-	1%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	56.1%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.1%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	13.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	7.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

[1]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.